J.P. MORGAN ACCEPTANCE CORPORATION II ABS-15G

Exhibit 99.42

Report Pulled:	8/3/2026
Loan Count:	3
Fields Reviewed	Discrepancy Count	Percentage
Property Type	1	33.33%

Report Pulled:	8/3/2026
Loan Count:	3
Audit ID	Customer Loan Number	SellerLoanID	Borrower Last Name	Field	Tape Data	Review Data
XXXX	304845827	XXXX	XXXX	Property Type	SINGLE FAMILY	PUD - Only for use with Single-Family Detached Hom